INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Tables)	12 Months Ended
Oct. 26, 2014
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
Schedule of investments in and receivables from affiliates and equity in earnings of affiliates

Investments in and receivables from affiliates consists of the following:

			October 26,	October 27,
(in thousands)	Segment	% Owned	2014	2013
MegaMex Foods, LLC	Grocery Products	50%	$ 208,221	$ 203,413
Foreign Joint Ventures	Intenational & Other	Various (26 – 50%)	56,230	67,196
Total			$ 264,451	$ 270,609

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2014	2013	2012
MegaMex Foods, LLC	Grocery Products	$ 14,415	$ 17,261	$ 35,762
Foreign Joint Ventures	Intenational & Other	3,170	3,252	2,929
Total		$ 17,585	$ 20,513	$ 38,691